Related Party Transactions - Summary of Revenues Generated from Charters to CMA CGM (Detail) - USD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CMA CGM [Member]
Related Party Transaction [Line Items]
Revenue generated from charters to CMA CGM	$ 133,351	$ 133,426	$ 143,212